Plant and Equipment, Net - Schedule of Plant and Equipment, Net (Details)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 HKD ($)	Dec. 31, 2025 HKD ($)
Schedule of Plant and Equipment, Net [Line Items]
Plant and equipment, gross	$ 8,297,207	$ 65,066,701	$ 66,442,374
Less: accumulated depreciation	(4,592,898)	(36,017,507)	(39,457,565)
Plant and equipment, net	3,704,309	29,049,194	26,984,809
Plant and machinery [Member]
Schedule of Plant and Equipment, Net [Line Items]
Plant and equipment, gross	7,382,916	57,896,830	62,353,538
Motor vehicles [Member]
Schedule of Plant and Equipment, Net [Line Items]
Plant and equipment, gross	288,760	2,264,456	2,038,622
Office equipment [Member]
Schedule of Plant and Equipment, Net [Line Items]
Plant and equipment, gross	274,319	2,151,210	2,050,214
Construction-in-progress [Member]
Schedule of Plant and Equipment, Net [Line Items]
Plant and equipment, gross	$ 351,212	$ 2,754,205